Financial Instruments and Derivative Contracts - Commodity Derivative and Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Assets
Investment in LUKOIL		$ 1,083	[1]
Fair Value [Member] | Foreign currency exchange derivatives [Member]
Financial Assets
Foreign currency exchange derivatives	13	15
Financial Liabilities
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23	9
Fair Value [Member] | Interest rate derivatives [Member]
Financial Assets
Interest rate derivatives	31	20
Fair Value [Member] | Commodity Contract [Member]
Financial Assets
Price Risk Derivative Assets, at Fair Value	814	624
Financial Liabilities
Price Risk Derivative Liabilities, at Fair Value	446	426
Fair Value [Member] | LUKOIL Investment [Member]
Financial Assets
Investment in LUKOIL at fair value		1,083
Fair Value [Member] | Total debt, excluding capital leases [Member]
Financial Liabilities
Total debt, excluding capital leases	27,065	26,144
Fair Value [Member] | Joint Venture Acquisition Obligation [Member]
Financial Liabilities
Joint venture acquisition obligation at fair value	4,820	5,600
Carrying Amount [Member] | Foreign currency exchange derivatives [Member]
Financial Assets
Foreign currency exchange derivatives	13	15
Financial Liabilities
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	23	9
Carrying Amount [Member] | Interest rate derivatives [Member]
Financial Assets
Interest rate derivatives	31	20
Carrying Amount [Member] | Commodity Contract [Member]
Financial Assets
Price Risk Derivative Assets, at Fair Value	814	624
Financial Liabilities
Price Risk Derivative Liabilities, at Fair Value	446	426
Carrying Amount [Member] | LUKOIL Investment [Member]
Financial Assets
Investment in LUKOIL		1,083
Carrying Amount [Member] | Total debt, excluding capital leases [Member]
Financial Liabilities
Total debt, excluding capital leases, carrying amount	22,592	23,553
Carrying Amount [Member] | Joint Venture Acquisition Obligation [Member]
Financial Liabilities
Joint venture acquisition obligation at carrying value	$ 4,314	$ 5,009

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.